Segmented Information - Schedule of Information with Respect to Segment (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Adjusted EBIT	$ 2,529	$ 2,681
Other income (expense), net	166	(46)
Interest expense, net	(44)	(30)
Income from continuing operations before income taxes	$ 2,651	$ 2,605